Expense Example	Prospectus #1 Eaton Vance Dividend Builder Fund Class A 1 Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class A 3 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A 5 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A 10 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class C 1 Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class C 3 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class C 5 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class C 10 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class I 1 Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class I 3 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class I 5 Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class I 10 Years	Prospectus #1 Eaton Vance Growth Fund Class A 1 Year	Prospectus #1 Eaton Vance Growth Fund Class A 3 Years	Prospectus #1 Eaton Vance Growth Fund Class A 5 Years	Prospectus #1 Eaton Vance Growth Fund Class A 10 Years	Prospectus #1 Eaton Vance Growth Fund Class C 1 Year	Prospectus #1 Eaton Vance Growth Fund Class C 3 Years	Prospectus #1 Eaton Vance Growth Fund Class C 5 Years	Prospectus #1 Eaton Vance Growth Fund Class C 10 Years	Prospectus #1 Eaton Vance Growth Fund Class I 1 Year	Prospectus #1 Eaton Vance Growth Fund Class I 3 Years	Prospectus #1 Eaton Vance Growth Fund Class I 5 Years	Prospectus #1 Eaton Vance Growth Fund Class I 10 Years	Prospectus #1 Eaton Vance Growth Fund Class R 1 Year	Prospectus #1 Eaton Vance Growth Fund Class R 3 Years	Prospectus #1 Eaton Vance Growth Fund Class R 5 Years	Prospectus #1 Eaton Vance Growth Fund Class R 10 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A 1 Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A 3 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A 5 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A 10 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C 1 Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C 3 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C 5 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C 10 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I 1 Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I 3 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I 5 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I 10 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R 1 Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R 3 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R 5 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R 10 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 1 Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 3 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 5 Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 10 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A 1 Year	Prospectus #1 Eaton Vance Small-Cap Fund Class A 3 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A 5 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A 10 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class C 1 Year	Prospectus #1 Eaton Vance Small-Cap Fund Class C 3 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class C 5 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class C 10 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class I 1 Year	Prospectus #1 Eaton Vance Small-Cap Fund Class I 3 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class I 5 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class I 10 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class R 1 Year	Prospectus #1 Eaton Vance Small-Cap Fund Class R 3 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class R 5 Years	Prospectus #1 Eaton Vance Small-Cap Fund Class R 10 Years	Prospectus #2 Eaton Vance Balanced Fund Class A 1 Year	Prospectus #2 Eaton Vance Balanced Fund Class A 3 Years	Prospectus #2 Eaton Vance Balanced Fund Class A 5 Years	Prospectus #2 Eaton Vance Balanced Fund Class A 10 Years	Prospectus #2 Eaton Vance Balanced Fund Class C 1 Year	Prospectus #2 Eaton Vance Balanced Fund Class C 3 Years	Prospectus #2 Eaton Vance Balanced Fund Class C 5 Years	Prospectus #2 Eaton Vance Balanced Fund Class C 10 Years	Prospectus #2 Eaton Vance Balanced Fund Class I 1 Year	Prospectus #2 Eaton Vance Balanced Fund Class I 3 Years	Prospectus #2 Eaton Vance Balanced Fund Class I 5 Years	Prospectus #2 Eaton Vance Balanced Fund Class I 10 Years	Prospectus #2 Eaton Vance Balanced Fund Class R 1 Year	Prospectus #2 Eaton Vance Balanced Fund Class R 3 Years	Prospectus #2 Eaton Vance Balanced Fund Class R 5 Years	Prospectus #2 Eaton Vance Balanced Fund Class R 10 Years	Prospectus #2 Eaton Vance Balanced Fund Class R6 1 Year	Prospectus #2 Eaton Vance Balanced Fund Class R6 3 Years	Prospectus #2 Eaton Vance Balanced Fund Class R6 5 Years	Prospectus #2 Eaton Vance Balanced Fund Class R6 10 Years	Prospectus #3 Eaton Vance Greater India Fund Class A 1 Year	Prospectus #3 Eaton Vance Greater India Fund Class A 3 Years	Prospectus #3 Eaton Vance Greater India Fund Class A 5 Years	Prospectus #3 Eaton Vance Greater India Fund Class A 10 Years	Prospectus #3 Eaton Vance Greater India Fund Class C 1 Year	Prospectus #3 Eaton Vance Greater India Fund Class C 3 Years	Prospectus #3 Eaton Vance Greater India Fund Class C 5 Years	Prospectus #3 Eaton Vance Greater India Fund Class C 10 Years	Prospectus #3 Eaton Vance Greater India Fund Class I 1 Year	Prospectus #3 Eaton Vance Greater India Fund Class I 3 Years	Prospectus #3 Eaton Vance Greater India Fund Class I 5 Years	Prospectus #3 Eaton Vance Greater India Fund Class I 10 Years	Prospectus #4 Eaton Vance Core Bond Fund Class A 1 Year	Prospectus #4 Eaton Vance Core Bond Fund Class A 3 Years	Prospectus #4 Eaton Vance Core Bond Fund Class A 5 Years	Prospectus #4 Eaton Vance Core Bond Fund Class A 10 Years	Prospectus #4 Eaton Vance Core Bond Fund Class I 1 Year	Prospectus #4 Eaton Vance Core Bond Fund Class I 3 Years	Prospectus #4 Eaton Vance Core Bond Fund Class I 5 Years	Prospectus #4 Eaton Vance Core Bond Fund Class I 10 Years
USD ($)	621	824	1,043	1,674	277	548	944	1,853	76	237	411	918	625	839	1,069	1,729	282	563	970	1,908	81	252	439	978	130	406	702	1,545	622	827	1,048	1,685	278	551	949	1,864	77	240	417	930	127	397	686	1,511	72	224	390	871	642	919	1,217	2,062	299	646	1,120	2,238	98	338	597	1,338	149	493	862	1,898	619	818	1,033	1,652	275	542	933	1,832	74	230	401	894	124	387	670	1,477	69	218	379	847	668	968	1,291	2,201	326	697	1,195	2,376	125	390	676	1,489	398	577	771	1,330	50	181	324	740